Share-Based Compensation - Summary of Time-Vested Restricted Stock Units Outstanding (Detail) (Time-Vested Restricted Stock Units [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Sep. 30, 2014
Time-Vested Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Units, Beginning Balance	2,787
Granted, Stock Units	904
Distributed, Stock Units	(407)
Forfeited, canceled or expired, Stock Units	(270)
Stock Units, Ending Balance	3,015
Stock Units, Vested and expected to vest at ending balance	2,829
Stock Units Exercise Price, Beginning Balance	$ 71.81
Granted, Stock Units Weighted Average Grant Date Fair Value	$ 102.74
Distributed, Stock Units Exercise Price	$ 75.80
Forfeited, canceled or expired, Stock Units Exercise Price	$ 77.67
Stock Units Exercise Price, Ending Balance	$ 80.03
Stock Units, Vested and expected to vest at ending balance, Exercise Price	$ 79.70